Details of Significant Accounts - Schedule of property, plant and equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book amount	$ 554	$ 380
Additions	425	392
Acquired from business combinations	28
Depreciation expense	(310)	(218)	$ (197)
Net exchange differences	1
Closing net book amount	695	554	380
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book amount	1,849	1,457
Disposals	(14)
Closing net book amount	2,368	1,849	1,457
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book amount	(1,295)	(1,077)
Disposals	11
Closing net book amount	(1,673)	(1,295)	(1,077)
Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book amount	121	122
Additions	0	69
Acquired from business combinations	0
Depreciation expense	(83)	(70)
Net exchange differences	0
Closing net book amount	38	121	122
Leasehold improvements | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book amount	744	675
Disposals	0
Closing net book amount	744	744	675
Leasehold improvements | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book amount	(623)	(553)
Disposals	0
Closing net book amount	(706)	(623)	(553)
Machinery
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book amount	422	241
Additions	422	323
Acquired from business combinations	28
Depreciation expense	(223)	(142)
Net exchange differences	1
Closing net book amount	647	422	241
Machinery | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book amount	1,052	729
Disposals	(14)
Closing net book amount	1,568	1,052	729
Machinery | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book amount	(630)	(488)
Disposals	11
Closing net book amount	(921)	(630)	(488)
Office equipment
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book amount	11	17
Additions	3	0
Acquired from business combinations	0
Depreciation expense	(4)	(6)
Net exchange differences	0
Closing net book amount	10	11	17
Office equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book amount	53	53
Disposals	0
Closing net book amount	56	53	53
Office equipment | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book amount	(42)	(36)
Disposals	0
Closing net book amount	$ (46)	$ (42)	$ (36)